13F-HR
                Form 13F Holdings Report

                    UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.  20549

                        FORM13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Penn Mutual Life Insurance Company
Address: Independence Square
         Philadelphia, PA 19172


13F File Number:  028-00598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Susan T. Deakins
Title:    Senior Vice President & Chief Financial Officer
Phone:    215-956-8155
Signature, Place, and Date of Signing:

/s/ Susan T. Deakins    Horsham, PA      March 31,  2013

Report Type (Check only one.):

[ ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[ X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $10,929



List of Other Included Managers:

 No.  13F File Number     Name
 01   028-15405           JANNEY CAPITAL MANAGEMENT LLC

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FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued
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                                                        FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/   SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE     SHARED    NONE
-----------------------------  --------------  ---------  --------  --------  --- ----- -------  ---------  -------- -------- -----
ANNALY CAPITAL MANAGEMENT, IN.	 CS		035710409   5,848    368,000	SH	DEFINED	     1       368,000
ARMOUR RESIDENTIAL REIT		 CS 		042315101   1,032    158,000    SH      DEFINED      1       158,000
NYSE EURONET			 CS		629491101   4,049    104,800    SH	DEFINED      1       104,800
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